Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Subtotal Domestic and Foreign Banks	$ 372,051	$ 439,751
Subtotal Central Bank of Chile and Foreign Central Banks	1,801,100	1,090,000
Total	2,173,151	1,529,751
Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Subtotal Domestic and Foreign Banks	373,692	439,832
Subtotal Central Bank of Chile and Foreign Central Banks	1,801,100	1,090,000
Total	2,174,792	1,529,832
Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Subtotal Domestic and Foreign Banks	(1,641)	(81)
Subtotal Central Bank of Chile and Foreign Central Banks
Total	(1,641)	(81)
Domestic Banks [Member] | Interbank loans of liquidity [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank		159,987
Domestic Banks [Member] | Interbank loans of liquidity [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank		160,018
Domestic Banks [Member] | Interbank loans of liquidity [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank		(31)
Domestic Banks [Member] | Interbank loans commercial [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Interbank loans commercial [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Interbank loans commercial [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Current accounts overdrafts [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Current accounts overdrafts [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Current accounts overdrafts [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean exports foreign trade loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean exports foreign trade loans [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean exports foreign trade loans [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean imports foreign trade loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean imports foreign trade loans [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Chilean imports foreign trade loans [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Credits with third countries [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Credits with third countries [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Credits with third countries [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Non-transferable deposits in domestic banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Non-transferable deposits in domestic banks [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Non-transferable deposits in domestic banks [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Other debts with domestic banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Other debts with domestic banks [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Domestic Banks [Member] | Other debts with domestic banks [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Domestic Bank
Foreign Banks [Member] | Interbank loans of liquidity [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Interbank loans of liquidity [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Interbank loans of liquidity [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Interbank loans commercial [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	185,822	158,279
Foreign Banks [Member] | Interbank loans commercial [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	186,660	158,308
Foreign Banks [Member] | Interbank loans commercial [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	(838)	(29)
Foreign Banks [Member] | Current accounts overdrafts [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Current accounts overdrafts [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Current accounts overdrafts [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Chilean exports foreign trade loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	185,752	120,987
Foreign Banks [Member] | Chilean exports foreign trade loans [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	186,553	121,008
Foreign Banks [Member] | Chilean exports foreign trade loans [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	(801)	(21)
Foreign Banks [Member] | Chilean imports foreign trade loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Chilean imports foreign trade loans [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Chilean imports foreign trade loans [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Credits with third countries [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	477	498
Foreign Banks [Member] | Credits with third countries [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	479	498
Foreign Banks [Member] | Credits with third countries [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks	(2)
Foreign Banks [Member] | Current account deposits with foreign banks for derivatives transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other non-transferable deposits with foreign banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other non-transferable deposits with foreign banks [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other non-transferable deposits with foreign banks [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other debts with foreign banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other debts with foreign banks [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Foreign Banks [Member] | Other debts with foreign banks [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Foreign Banks
Central Bank of Chile [Member] | Current account deposits for derivative transactions with a counterparty [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Other deposits not available [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile	1,801,100	1,090,000
Central Bank of Chile [Member] | Other deposits not available [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile	1,801,100	1,090,000
Central Bank of Chile [Member] | Other deposits not available [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Other receivables [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Other receivables [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Central Bank of Chile [Member] | Other receivables [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total Central Bank of Chile
Foreign Central Banks [Member] | Other deposits not available [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Other deposits not available [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Other deposits not available [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Other receivables [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Other receivables [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Other receivables [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Current account deposits for derivatives transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Current account deposits for derivatives transactions [Member] | Assets before Allowances [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks
Foreign Central Banks [Member] | Current account deposits for derivatives transactions [Member] | Allowances established [Member]
Financial Assets at Amortized Cost (Details) - Schedule loans and advances to banks [Line Items]
Total foreign central banks